Leases (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Future minimum lease payments under noncancelable operating leases [Abstract]
2013	$ 210.3
2014	160.4
2015	119.0
2016	87.1
2017	66.8
Thereafter	154.6
Total minimum lease payments	798.2
Rental expense [Abstract]
Rental expense for all operating leases	$ 245.1	$ 254.3	$ 248.8